Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 517,425	$ 510,115
Accumulated Amortization	(385,806)	(378,547)
Net Book Value	131,619	131,569
Developed technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	365,207	357,863
Accumulated Amortization	(265,352)	(260,123)
Net Book Value	99,855	97,740
Patents [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	17,894	17,699
Accumulated Amortization	(8,812)	(8,487)
Net Book Value	9,082	9,212
Trademarks and trade names [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	26,031	26,036
Accumulated Amortization	(21,397)	(21,114)
Net Book Value	4,634	4,922
Customer relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	100,883	101,107
Accumulated Amortization	(82,835)	(81,413)
Net Book Value	18,048	19,695
Capitalized software development costs [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,410	7,410
Accumulated Amortization	(7,410)	$ (7,410)
Net Book Value